Note 17 - Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Variable Interest Entities [Table Text Block]
	As at December 31,
	2020	2019

Investments in unconsolidated subsidiaries	$6,158	$1,981
Co-investment commitments	14,345	7,969
Maximum exposure to loss	$20,503	$9,950